Note 10 - Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date
	Total, December 31, 2015	(Level 1)	(Level 2)	(Level 3)

Liabilities
Interest rate swap contracts, current and long-term portion	$253,102	-	$253,102	-
	Fair Value Measurement at Reporting Date
	Total, September 30, 2016	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)

Liabilities
Interest rate swap contracts, current and long-term portion	$358,161	-	$358,161	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015	September 30, 2016
Interest rate contracts	Current liabilities - Derivatives	50,402	-
Interest rate contracts	Long-term liabilities - Derivatives	202,700	358,161
Total derivative liabilities		253,102	358,161

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2016
Interest rate – Fair value	Loss on derivatives, net	(144,479)	(105,059)
Interest rate contracts - Realized loss	Loss on derivatives net	(231,656)	(110,780)
Total loss on derivatives		(376,135)	(215,839)

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Other investment	Valuation Technique	Unobservable Input	Value
Fair Value at December 31, 2015	7,396,738	Discounted cash flow	Rate of return	19%
Fair Value at September 30, 2016	8,421,453	Discounted cash flow	Rate of return	19%

Fair Value Measurements, Nonrecurring [Table Text Block]
	Non-recurring Fair Value Measurement at Reporting Date
	Total, September 30, 2016	(Level 1)	(Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Investment in joint venture	-	-	-	1,105,381